During the year ended February 28, 2022 Series F shareholders had the following activity: (Details) - USD ($)	9 Months Ended		12 Months Ended				21 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 24, 2022	Jul. 12, 2022	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2022
Class of Stock [Line Items]
Preferred Stock, Shares Issued	0				0	0	0
Loss on Settlement of Debt					$ 33,015,214
Preferred Stock, Convertible, Shares Issuable					78
Description of common stock conversion basis					Two Series F Preferred shareholders exchanged 83 Series F Preferred Shares for two promissory notes on March 23, 2021. The notes are non-interest bearing, have a one-year maturity and total $7,546,775. These notes were subsequently exchanged on June 2, 2021 for a total of 116,104.232 common shares.
Description of common stock conversion basis				On July 12, 2021, the former director agreed to surrender his remaining 184 Series F preferred shares in exchange for a note payable from the Company of $4,000,160 bearing interest at 7% per annum with a 5 year term, maturing July 12, 2026.
Common Stock Conversion Basis 2			On August 24, 2021the Series F preferred warrant holder agreed to not exercise his warrant privileges on his remaining 329 warrant shares before September 1, 2023.
Warrant [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					367
Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Outstanding at beginning	329	0			0		0
Weighted average exercise price at beginning	$ 1.00
Issued	244				367
Issued	$ 1.00				$ 1.00
Issued	4 years 2 months 30 days				5 years		4 years 6 months
Exercised					(38)
Exercised					$ 1.00
Exercised					5 years
Forfeited and cancelled	0	0
Forfeited and cancelled
Outstanding at ending	573				329	0	573
Weighted average exercise price at ending	$ 1.00				$ 1.00		$ 1.00
Outstanding at ending (in years)					4 years 6 months
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	2,533				2,532	2,799	2,533
Series F Preferred Stock 1 [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					38